Quarterly Holdings Report
for

Fidelity Freedom® Blend 2030 Fund

December 31, 2020

FBF-Y30-QTLY-0221
1.9892470.102

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	5,020,330	$84,190,940
Fidelity Series Commodity Strategy Fund (a)	6,191,922	28,420,922
Fidelity Series Large Cap Growth Index Fund (a)	3,455,862	54,015,119
Fidelity Series Large Cap Stock Fund (a)	3,627,964	59,680,014
Fidelity Series Large Cap Value Index Fund (a)	8,655,088	114,333,708
Fidelity Series Small Cap Opportunities Fund (a)	1,770,641	28,383,370
Fidelity Series Value Discovery Fund (a)	2,956,819	42,371,213
TOTAL DOMESTIC EQUITY FUNDS
(Cost $354,415,772)		411,395,286

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	1,607,380	18,565,239
Fidelity Series Emerging Markets Fund (a)	1,302,016	14,764,865
Fidelity Series Emerging Markets Opportunities Fund (a)	5,194,059	129,643,707
Fidelity Series International Growth Fund (a)	2,737,240	48,668,135
Fidelity Series International Index Fund (a)	1,792,205	20,233,990
Fidelity Series International Small Cap Fund (a)	878,301	18,031,519
Fidelity Series International Value Fund (a)	4,793,383	48,365,233
Fidelity Series Overseas Fund (a)	3,907,120	48,448,287
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $280,205,508)		346,720,975

Bond Funds - 30.2%
Fidelity Series Corporate Bond Fund (a)	4,517,460	51,679,740
Fidelity Series Emerging Markets Debt Fund (a)	685,057	6,535,448
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	198,914	2,152,251
Fidelity Series Floating Rate High Income Fund (a)	155,151	1,410,325
Fidelity Series Government Bond Index Fund (a)	5,589,209	61,201,841
Fidelity Series High Income Fund (a)	792,855	7,500,404
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,820,979	62,459,106
Fidelity Series Investment Grade Bond Fund (a)	5,737,005	68,385,105
Fidelity Series Investment Grade Securitized Fund (a)	4,455,156	46,600,933
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,813,385	25,798,741
Fidelity Series Real Estate Income Fund (a)	427,687	4,490,713
TOTAL BOND FUNDS
(Cost $327,168,600)		338,214,607

Short-Term Funds - 2.1%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	10,069,937	10,069,937
Fidelity Series Short-Term Credit Fund (a)	147,608	1,511,504
Fidelity Series Treasury Bill Index Fund (a)	1,167,622	11,676,218
TOTAL SHORT-TERM FUNDS
(Cost $23,237,429)		23,257,659
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $985,027,309)		1,119,588,527
NET OTHER ASSETS (LIABILITIES) - 0.0%		437
NET ASSETS - 100%		$1,119,588,964

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$46,431,602	$47,648,132	$27,550,213	$26,461,543	$2,681,852	$14,979,567	$84,190,940
Fidelity Series Canada Fund	11,264,649	5,422,644	3,279,238	390,261	(166,177)	5,323,361	18,565,239
Fidelity Series Commodity Strategy Fund	22,844,118	7,185,846	7,162,317	117,827	(824,327)	6,377,602	28,420,922
Fidelity Series Corporate Bond Fund	26,442,962	26,379,532	5,066,982	1,378,180	36,674	3,887,554	51,679,740
Fidelity Series Emerging Markets Debt Fund	4,304,484	1,536,808	212,604	220,000	796	905,964	6,535,448
Fidelity Series Emerging Markets Debt Local Currency Fund	--	2,014,806	10,300	12,333	35	147,710	2,152,251
Fidelity Series Emerging Markets Fund	6,338,473	4,609,070	1,432,350	203,814	26,282	5,223,390	14,764,865
Fidelity Series Emerging Markets Opportunities Fund	59,212,903	42,174,891	18,331,458	3,825,575	755,194	45,832,177	129,643,707
Fidelity Series Floating Rate High Income Fund	976,777	340,731	51,436	43,349	193	144,060	1,410,325
Fidelity Series Government Bond Index Fund	40,835,997	29,869,644	7,906,321	1,354,042	(6,277)	(1,591,202)	61,201,841
Fidelity Series Government Money Market Fund 0.13%	6,946,249	17,574,655	14,450,967	7,484	--	--	10,069,937
Fidelity Series High Income Fund	4,969,414	1,951,670	257,183	283,053	1,166	835,337	7,500,404
Fidelity Series Inflation-Protected Bond Index Fund	35,414,710	28,091,772	3,892,358	783,000	9,976	2,835,006	62,459,106
Fidelity Series International Growth Fund	34,839,346	20,417,308	14,960,203	6,901,715	267,939	8,103,745	48,668,135
Fidelity Series International Index Fund	13,264,285	4,807,328	3,347,136	385,790	(34,997)	5,544,510	20,233,990
Fidelity Series International Small Cap Fund	10,500,823	3,256,550	1,830,695	147,403	33,517	6,071,324	18,031,519
Fidelity Series International Value Fund	33,590,402	13,253,205	13,232,798	1,350,608	(343,758)	15,098,182	48,365,233
Fidelity Series Investment Grade Bond Fund	38,981,456	34,920,779	6,763,172	3,284,132	(5,183)	1,251,225	68,385,105
Fidelity Series Investment Grade Securitized Fund	27,852,376	23,485,275	4,326,466	1,133,766	(737)	(409,515)	46,600,933
Fidelity Series Large Cap Growth Index Fund	34,828,705	13,942,116	15,365,569	1,598,615	1,338,055	19,271,812	54,015,119
Fidelity Series Large Cap Stock Fund	35,858,801	17,827,789	9,389,473	3,148,070	157,654	15,225,243	59,680,014
Fidelity Series Large Cap Value Index Fund	66,802,413	33,479,249	14,683,471	2,254,573	(110,961)	28,846,478	114,333,708
Fidelity Series Long-Term Treasury Bond Index Fund	17,290,919	14,668,903	2,900,095	2,543,873	225,812	(3,486,798)	25,798,741
Fidelity Series Overseas Fund	32,981,347	14,549,195	14,166,143	551,301	(226,915)	15,310,803	48,448,287
Fidelity Series Real Estate Income Fund	2,701,228	1,185,449	161,411	252,904	(772)	766,219	4,490,713
Fidelity Series Short-Term Credit Fund	1,431,604	27,665	--	27,740	--	52,235	1,511,504
Fidelity Series Small Cap Opportunities Fund	17,739,595	6,459,388	6,722,652	596,295	242,763	10,664,276	28,383,370
Fidelity Series Treasury Bill Index Fund	17,358,861	398,110	6,012,713	77,507	(16,866)	(51,174)	11,676,218
Fidelity Series Value Discovery Fund	20,826,021	14,183,036	3,944,327	862,121	108,547	11,197,936	42,371,213
	672,830,520	431,661,546	207,410,051	60,196,874	4,149,485	218,357,027	1,119,588,527

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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